Stock-Based Compensation - U.S. Cellular, Overview (Details) - Common Shares	12 Months Ended
Dec. 31, 2019 shares
U.S. Cellular Long-Term Incentive Plans | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Remaining contractual term	10 years
Award vesting period	3 years
U.S. Cellular | U.S. Cellular Long-Term Incentive Plans
Stock-based compensation, overview
Shares reserved	12,867,000
U.S. Cellular | Non-Employee Directors' Plan
Stock-based compensation, overview
Shares reserved	123,000
Retired Employees | U.S. Cellular Long-Term Incentive Plans | Stock Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable term	90 days
Retired Employees | U.S. Cellular Long-Term Incentive Plans | Stock Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable term	1 year
Terminated Employees | U.S. Cellular Long-Term Incentive Plans | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	30 days